Document and Entity Information	Mar. 23, 2023
Details
Registrant CIK	0001844793
Registrant Name	YO-HEALTH, INC.
SEC Form	8-K
Period End date	Mar. 23, 2023
Tax Identification Number (TIN)	85-3135038
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222631
Entity Address, Address Line One	990 Gerry Avenue
Entity Address, City or Town	Lido Beach
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11561
City Area Code	516
Local Phone Number	650-0937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false